Property And Equipment, Net	12 Months Ended
Dec. 31, 2011
Property And Equipment, Net [Abstract]
Property And Equipment, Net

7. Property and equipment, net

Property and equipment, net consist of the following at year-end:

	2011	2010

Land	$189,801	$187,277
Buildings and leasehold improvements	599,350	532,796
Equipment	438,601	355,273
Total cost	1,227,752	1,075,346
Total accumulated depreciation	(204,572)	(163,616)
	$1,023,180	$911,730

     Total depreciation expense for fiscal years 2011, 2010 and 2009 amounted to $57,827, $53,845 and $47,254, respectively.